SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)							1 Months Ended					2 Months Ended	12 Months Ended
		Dec. 06, 2024 USD ($)	May 03, 2023 USD ($)	May 01, 2023 USD ($)	Dec. 15, 2022 USD ($)	Feb. 16, 2022 item	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Apr. 30, 2022 item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Feb. 12, 2024	Feb. 02, 2024 USD ($)	Feb. 28, 2023 USD ($)
Product Information [Line Items]
Accumulated deficit								$ 680,448,810					$ 680,448,810	$ 676,677,485
Net loss													4,534,397	9,357,196	$ 5,634,971
Cash flows from operating activities													$ 3,574,217	2,789,415	1,551,357
Received PIPE amount								10,000,000	$ 5,000,000	$ 5,000,000	$ 3,150,000
Effective storage capacity description													the total effective storage capacity of our Filecoin nodes was 70.27 PiB, taken up 7.22PiB of the original storage capacity of the whole Web3 decentralized storage infrastructure, and we had not conducted any other cryptocurrency mining business, nor had we provided cloud storage services to any other distributed application product operators. Therefore, about 92.78% of the original storage capacity of the infrastructure was not fully utilized, mainly due to the following reasons: a) the continued low market prices of Filecoin during 2023 and 2024; b) the average return on unit computing power of Filecoin mining business decreasing with the growth of the computing power of the whole network; c) we need to borrow a large amount of Filecoins (as collateral to in accordance with the proof-of-stake protocols in Filecoin network) with higher interest costs, to expand our Filecoin mining business and increase nodes, which may directly lead to operational losses for our Filecoin mining business.
Security deposit current								93,475					$ 93,475	91,000
Acquisition cost		$ 120,000	$ 120,000
Increase in crypto assets													763,072
Loss on market price of crypto assets													215,397
Impairment loss of intangible assets														4,248,085	3,144,053
Book value of bitcoins transferred to other unknown wallets															3,469,762
Impairment of assets	[1]													3,944,809	2,326,444
Payment for purchase of assets					$ 5,980,000
Commission fee percentage																20.00%
Cost of filecoin physical mining operations													1,382,939	1,424,312	1,380,600
Chaince Securities Inc [Member]
Product Information [Line Items]
Revenue													$ 45,500	0	0
Bitcion Cryptocurrencies [Member]
Product Information [Line Items]
Number of cryptocurrencies held | item						95.23843						10.99718523	125.8584797
USD Coin Cryptocurrencies [Member]
Product Information [Line Items]
Number of cryptocurrencies held | item						2,005,537.5							2,005,537.50
Crypto Asset, Other [Member]
Product Information [Line Items]
Impairment loss of intangible assets														303,276	3,144,053
Purchase and Sale Agreement [Member]
Product Information [Line Items]
Total price consideration			$ 120,000	$ 120,000
Contract Year One [Member]
Product Information [Line Items]
Security deposit current								$ 93,475					$ 93,475
Business Consultation Services [Member]
Product Information [Line Items]
Consultation service revenue													448,525	160,000	80,000
Cost of filecoin physical mining operations													259,593	138,092	19,000
Business Consultation Service [Member]
Product Information [Line Items]
Consultation service revenue													448,525	160,000	80,000
Bitcoin Mining [Member]
Product Information [Line Items]
Revenue															783,090
Cost of filecoin physical mining operations															1,291,784
Cost of mining machines and mine leases															1,036,741
Lease cost															255,043
Filecoin Mining [Member]
Product Information [Line Items]
Revenue													513,450	285,928	348
Cost of filecoin physical mining operations													1,123,346	1,286,220	69,817
Lease cost													351,339	291,347	22,075
Depreciation cost													673,214	897,435	28,950
Software deployment and technical service costs													28,644.19	93,438	14,792
Loan interest costs													$ 70,149
Direct labor costs														4,000	$ 4,000
Subsequent Event [Member]
Product Information [Line Items]
Received PIPE amount							$ 8,000,000
Unsecured Convertible Promissory Note [Member]
Product Information [Line Items]
Unsecured convertible promissory note														$ 6,000,000			$ 9,000,000	$ 9,000,000

[1]	As of April 22, 2024, the Company has not made positive progress in recovering its crypto assets out of control. Although it is considered inappropriate from a legal perspective for the Sheyang County Public Security Bureau to implement seizure procedures on the Company’s crypto assets, the Company still cannot estimate the time it may take to recover those crypto assets. Therefore, the Company has decided to make a provision for impairment of all the crypto assets out of control, with the impairment amount of $3,944,809 for the year ended December 31, 2023, to eliminate the potential significant uncertainty on the financial statements.